Prepaid Expense and Other Assets - Schedule of Allowance For Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance For Doubtful Accounts [Abstract]
Balance at beginning of the year	¥ 0
Additions	(12,635)	¥ 0
Balance at end of the year	¥ (12,635)	¥ 0